RELATED PARTIES - Schedule of Aggregate Compensation Made to Key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 4,012,976	$ 3,100,958	$ 2,109,813
Post-employment benefits	62,632	68,300	47,502
Share-based payments	5,496,070	2,749,346	1,650,382
Total compensation	$ 9,571,678	$ 5,918,604	$ 3,807,697